UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:      March 31, 2012
                                                               -----------------

Check here if Amendment [  ];            Amendment Number:     -----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Mawer Investment Management Ltd.
Address:     603 Seventh Avenue S. W., Suite 900
             Calgary, Alberta, Canada T2P 2T5

Form 13F File Number: 028-14623
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael Mezei
Title:    President and Chief Compliance Officer
Phone:    403-774-4183

Signature, Place and Date of Signing:

/s/ Michael Mezei           Calgary, Canada            May 11, 2012
-----------------           ---------------            ------------
  [Signature]                [City, State]                [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                         ---------------
Form 13F Information Table Entry Total:         72
                                         ---------------
Form 13F Information Table Value Total:     $1,562,776
                                         ---------------
                                            (thousands)




List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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


                                                 MAWER INVESTMENT MANAGEMENT LTD.
                                               MARCH 31, 2012 US SECURITY HOLDINGS
                                          FIRM TOTALS FOR SEC FORM 13F QUARTERLY FILING

                                        CLASS OF                 MV $US             SH/  PUT/               OTHER  VOTING AUTHORITY
NAME OF ISSUER                          SECURITY        CUSIP   (1000's)  QUANTITY  PRN  CALL  DISCRETION  MANAGER SOLE SHARED NONE
-----------------------------------     --------      --------  --------- --------  ---  ----  ----------  ------- ---- ------ ----
ACTUANT CORPORATION                     CL A          00508X203  13,669    471,510   SH   N/A     SOLE             SOLE
ADMINISTRADORA DE FONDOS DE
 PENSIONES PROVIDA SA                   SPON ADR      00709P108     861     10,900   SH   N/A     SOLE             SOLE
AFLAC INC                               COMMON        001055102   7,194    156,425   SH   N/A     SOLE             SOLE
AMETEK INC                              COMMON        031100100  21,856    450,542   SH   N/A     SOLE             SOLE
AMTRUST FINANCIAL SERVICES              COMMON        032359309  19,272    716,981   SH   N/A     SOLE             SOLE
ASPEN INSURANCE HOLDINGS LTD            SHS           G05384105  39,377  1,409,271   SH   N/A     SOLE             SOLE
ATRION CORPORATION                      COMMON        049904105   2,326     11,067   SH   N/A     SOLE             SOLE
BANCO BILBAO VIZCAYA ARGENTARIA SA      SPON ADR      05946K101   9,217  1,153,521   SH   N/A     SOLE             SOLE
BECTON DICKINSON AND CO                 COMMON        075887109  32,618    420,042   SH   N/A     SOLE             SOLE
BHP BILLITON LTD                        SPON ADR      088606108   8,512    117,553   SH   N/A     SOLE             SOLE
BHP BILLITON PLC                        SPON ADR      05545E209  39,232    639,157   SH   N/A     SOLE             SOLE
CANON INC                               SPON ADR      138006309  45,095    946,132   SH   N/A     SOLE             SOLE
CHEVRON CORP                            COMMON        166764100  34,903    325,541   SH   N/A     SOLE             SOLE
CISCO SYSTEMS INC                       COMMON        17275R102  26,258  1,241,450   SH   N/A     SOLE             SOLE
CME GROUP INC                           COMMON        12572Q105  11,596     40,080   SH   N/A     SOLE             SOLE
COPART INC                              COMMON        217204106  22,088    847,165   SH   N/A     SOLE             SOLE
COSTCO WHOLESALE CORP                   COMMON        22160K105   4,760     52,419   SH   N/A     SOLE             SOLE
DENTSPLY INTERNATIONAL INC              COMMON        249030107  13,584    338,510   SH   N/A     SOLE             SOLE
DONALDSON CO INC                        COMMON        257651109  14,915    417,438   SH   N/A     SOLE             SOLE
DOVER CORPORATION                       COMMON        260003108  10,424    165,625   SH   N/A     SOLE             SOLE
E.I  DU PONT DE NEMOURS                 COMMON        263534109  29,215    552,247   SH   N/A     SOLE             SOLE
EMERSON ELECTRIC CO                     COMMON        291011104  23,564    451,558   SH   N/A     SOLE             SOLE
ERICSSON (LM) TEL                       ADR B SEK 10  294821608  18,974  1,840,203   SH   N/A     SOLE             SOLE
EXXON MOBIL CORP                        COMMON        30231G102  35,062    404,247   SH   N/A     SOLE             SOLE
GAZIT-GLOBE LTD.                        SHS           M4793C102  18,089  1,751,478   SH   N/A     SOLE             SOLE
GENERAL ELECTRIC CO                     COMMON        369604103  11,518    573,885   SH   N/A     SOLE             SOLE
GLAXOSMITHKLINE PLC                     SPON ADR      37733W105  11,650    259,346   SH   N/A     SOLE             SOLE
GOOGLE INC                              CL A          38259P508  24,921     38,863   SH   N/A     SOLE             SOLE
GRACO INC                               COMMON        384109104  26,318    495,962   SH   N/A     SOLE             SOLE
HONDA MOTOR CO LTD                      AMERN SHS     438128308  33,704    876,961   SH   N/A     SOLE             SOLE
HSBC HOLDINGS PLC                       SPON ADR      404280406  44,282    997,527   SH   N/A     SOLE             SOLE
ILLINOIS TOOL WORKS INC                 COMMON        452308109  16,750    293,245   SH   N/A     SOLE             SOLE
INTERNATIONAL BUSINESS MACHINES CORP    COMMON        459200101  41,960    201,148   SH   N/A     SOLE             SOLE
JOHNSON & JOHNSON                       COMMON        478160104  25,915    392,871   SH   N/A     SOLE             SOLE
JPMORGAN CHASE & CO                     COMMON        46625H100  36,938    803,307   SH   N/A     SOLE             SOLE
KRAFT FOODS INC.                        CL A          50075N104  10,542    277,335   SH   N/A     SOLE             SOLE
LOWES COS INC                           COMMON        548661107  11,695    372,705   SH   N/A     SOLE             SOLE
MARSH & MCLENNAN COS INC                COMMON        571748102  18,425    561,900   SH   N/A     SOLE             SOLE
MCGRAW-HILL COMPANIES                   COMMON        580645109  22,094    455,830   SH   N/A     SOLE             SOLE
MEDTRONIC INC                           COMMON        585055106   2,504     63,900   SH   N/A     SOLE             SOLE
MESA LABORATORIES INC                   COMMON        59064R109   1,410     28,594   SH   N/A     SOLE             SOLE
MICROSOFT CORP                          COMMON        594918104   6,668    206,715   SH   N/A     SOLE             SOLE
NEWMARKET CORP                          COMMON        651587107   2,305     12,300   SH   N/A     SOLE             SOLE
NIKE INC                                CL B          654106103  28,327    261,200   SH   N/A     SOLE             SOLE
PATTERSON COS INC                       COMMON        703395103  13,610    407,482   SH   N/A     SOLE             SOLE
PAYCHEX INC                             COMMON        704326107  22,536    727,145   SH   N/A     SOLE             SOLE
PEPSICO INC                             COMMON        713448108  24,709    372,392   SH   N/A     SOLE             SOLE
PETROLEO BRASILEIRO SA                  SPON ADR      71654V101  31,595  1,236,081   SH   N/A     SOLE             SOLE
POSCO                                   SPON ADR      693483109  30,539    364,844   SH   N/A     SOLE             SOLE
PROCTER & GAMBLE CO.                    COMMON        742718109  27,121    403,507   SH   N/A     SOLE             SOLE
ROYAL DUTCH SHELL PLC                   SPON ADR      780259206  64,438    918,815   SH   N/A     SOLE             SOLE
RPM INTERNATIONAL INC.                  COMMON        749685103   8,160    311,580   SH   N/A     SOLE             SOLE
SASOL LTD ADR                           SPON ADR      803866300  42,612    876,052   SH   N/A     SOLE             SOLE


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


                                                 MAWER INVESTMENT MANAGEMENT LTD.
                                               MARCH 31, 2012 US SECURITY HOLDINGS
                                          FIRM TOTALS FOR SEC FORM 13F QUARTERLY FILING

                                        CLASS OF               MV $US             SH/  PUT/               OTHER  VOTING AUTHORITY
NAME OF ISSUER                          SECURITY      CUSIP   (1000's)  QUANTITY  PRN  CALL  DISCRETION  MANAGER SOLE SHARED NONE
-----------------------------------     --------    --------  --------- --------  ---  ----  ----------  ------- ---- ------ ----
SHERWIN-WILLIAMS CO.                    COMMON      824348106  10,492     96,545  SH   N/A      SOLE             SOLE
SIEMENS AG                              SPON ADR    826197501  43,838    434,716  SH   N/A      SOLE             SOLE
SMITH & NEPHEW PLC                      SPON ADR    83175M205  10,146    200,874  SH   N/A      SOLE             SOLE
STATE STREET CORP                       COMMON      857477103  27,038    594,210  SH   N/A      SOLE             SOLE
SYSCO CORP                              COMMON      871829107  13,859    464,145  SH   N/A      SOLE             SOLE
T ROWE PRICE GROUP INC                  COMMON      74144T108  20,361    311,784  SH   N/A      SOLE             SOLE
TOTAL SA                                SPON ADR    89151E109  53,593  1,048,335  SH   N/A      SOLE             SOLE
TOWER GROUP INC                         COMMON      891777104   2,671    119,100  SH   N/A      SOLE             SOLE
UFP TECHNOLOGIES INC                    COMMON      902673102   3,961    203,644  SH   N/A      SOLE             SOLE
UNILEVER PLC                            SPON ADR    904767704  53,911  1,332,254  SH   N/A      SOLE             SOLE
UNITED TECHNOLOGIES CORPORATION         COMMON      913017109   9,492    413,329  SH   N/A      SOLE             SOLE
VCA ANTECH INC                          COMMON      918194101   9,360    403,255  SH   N/A      SOLE             SOLE
VISA INC                                CL A        92826C839  11,025     93,430  SH   N/A      SOLE             SOLE
VODAFONE GROUP PLC                      SPON ADR    92857W209  66,027  2,386,160  SH   N/A      SOLE             SOLE
VULCAN MATERIALS CO                     COMMON      929160109   5,765    134,915  SH   N/A      SOLE             SOLE
WALGREEN CO                             COMMON      931422109  16,717    499,136  SH   N/A      SOLE             SOLE
WELLS FARGO & CO                        COMMON      949746101  32,179    942,517  SH   N/A      SOLE             SOLE
WESTERN UNION CO/THE                    COMMON      959802109   2,717    154,370  SH   N/A      SOLE             SOLE
WRIGHT EXPRESS CORP                     COMMON      98233Q105  23,716    366,390  SH   N/A      SOLE             SOLE

                                                                       1,562,776